Filed Pursuant to Rule 497(e)
1933 Act File No. 033-96634
1940 Act File No. 811-09094

LEUTHOLD FUNDS, INC.

On behalf of Leuthold Funds, Inc. (the “Company”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated May 16, 2011, to the Prospectus for the Leuthold Funds, which was filed pursuant to Rule 497(e) on May 16, 2011.  The purpose of this filing is to submit the 497(e) filing dated May 16, 2011 in XBRL for the applicable Leuthold Funds.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE